Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	844,986,867.74	37,520
Yield Supplement Overcollateralization Amount 07/31/21	30,004,342.41	0
Receivables Balance 07/31/21	874,991,210.15	37,520
Principal Payments	35,536,918.60	801
Defaulted Receivables	698,709.91	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	28,353,768.25	0
Pool Balance at 08/31/21	810,401,813.39	36,682

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.62%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,685,202.49	149
Past Due 61-90 days	1,195,788.04	49
Past Due 91-120 days	90,009.91	11
Past Due 121+ days	0.00	0
Total	4,971,000.44	209

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	594,102.16
Aggregate Net Losses/(Gains) - August 2021	104,607.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.14%
Prior Net Losses Ratio	0.00%
Second Prior Net Losses Ratio	0.10%
Third Prior Net Losses Ratio	0.04%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	9,319,620.85
Actual Overcollateralization	9,319,620.85
Weighted Average Contract Rate	3.98%
Weighted Average Contract Rate, Yield Adjusted	5.71%
Weighted Average Remaining Term	52.35

Flow of Funds	$ Amount
Collections	39,072,623.60
Investment Earnings on Cash Accounts	333.74
Servicing Fee	(729,159.34)
Transfer to Collection Account	-
Available Funds	38,343,798.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	294,902.77
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	5,967,705.37
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	9,319,620.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,812,293.26

Total Distributions of Available Funds	38,343,798.00

Servicing Fee	729,159.34
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	835,269,518.76
Principal Paid	34,187,326.22
Note Balance @ 09/15/21	801,082,192.54

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	257,269,518.76
Principal Paid	34,187,326.22
Note Balance @ 09/15/21	223,082,192.54
Note Factor @ 09/15/21	47.6936316%

Class A-3
Note Balance @ 08/16/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	416,710,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-4
Note Balance @ 08/16/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	104,620,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	37,770,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	18,900,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	344,178.52
Total Principal Paid	34,187,326.22
Total Paid	34,531,504.74

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	75,036.94
Principal Paid	34,187,326.22
Total Paid to A-2 Holders	34,262,363.16

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2740842
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2248445
Total Distribution Amount	27.4989287

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1604245
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	73.0904482
Total A-2 Distribution Amount	73.2508727

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	174.56
Noteholders' Third Priority Principal Distributable Amount	552.84
Noteholders' Principal Distributable Amount	272.60

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	12,588,844.52
Investment Earnings	304.53
Investment Earnings Paid	(304.53)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,911,472.46	$2,694,438.04	$2,971,164.30
Number of Extensions	105	99	102
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.30%	0.31%